GENERAL (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 15, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Specified expenses		$ 5,000,000	$ 5,000,000	$ 30,952,000
Net of cash acquired		$ 15,000,000
Beneficially ownship percentage		2.50%	2.00%
Accumulated deficit		$ 297,016,000	$ 294,377,000	$ 262,073,000
Cash, cash equivalents, and short-term investments		26,500,000	21,100,000
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fee		2,500,000	2,500,000
Out of pocket fees and expense		$ 500,000	$ 500,000
Proceeds from Sale of Productive Assets	$ 15,000,000.0
Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:TangibleAssetsAndEquipment-0]	$ 7,100,000				$ 7,100,000
Security Holder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage			76.00%
Security Holder [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		76.00%
Security Holder [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		24.00%